Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [ ];   Amendment Number:
     This Amendment (Check only one.)	[ ] is a restatement.
				     	[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: 		Charter Bridge Capital Management, L.P.

Address:  	1350 Avenue of the Americas
		Suite 700
		New York, NY 10019


Form 13F File Number:    028-14697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George Roeck
Title:	Chief Financial Officer & Chief Operating Officer
Phone:	(212) 484-3800

Signature, Place, and Date of Signing:

/s/ George Roeck		New York, NY		August 14, 2012
-----------------------------   -----------------    	------------------
[Signature]		  	[City, State]		[Date]

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Report type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

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Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0

List of 13(f) Securities used for this report: 	Second quarter 2012

Form 13F Information Table Entry Total:  	27

Form 13F Information Table Value Total:  	$214,718
						(thousands)

List of Other Included Managers:		None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
---  	-------------------- 	----


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							FORM 13F INFORMATION TABLE


Column 				Column 		Column 		Column 	Column 				Column	Column	Column
1				2		3		4	5				6	7	8
-------------------		---------	---------	-------	----------------------------	------	-------	---------
NAME				TITLE					SH
OF				OF				VALUE	OR PRN		SH/	PUT/	INVST	OTR	VTNG
ISSUER				CLS		CUSIP		x$1000	AMT		PRN	CALL	DSCRTN	MGR	AUTHORITY
-------------------		---------	---------	-------	------		------	----	------	-------	---------

AMC NETWORKS INC		CL A 		00164V103	8,475	238,402		SH		SOLE	NONE	SOLE
BABCOCK & WILCOX CO NEW		COM		05615F102	7,644	312,000 	SH		SOLE	NONE	SOLE
BRUNSWICK CORP			COM		117043109	3,022 	136,000 	SH		SOLE	NONE	SOLE
CABELAS INC			COM		126804301	9,760 	258,126 	SH		SOLE	NONE	SOLE
CHARTER COMMUNICATIONS INC D	CL A NEW	16117M305	13,492 	190,375 	SH		SOLE	NONE	SOLE
COACH INC			COM		189754104	8,597 	147,000 	SH		SOLE	NONE	SOLE
CROCS INC			COM		227046109	11,688 	723,687 	SH		SOLE	NONE	SOLE
DOLLAR GEN CORP NEW		COM		256677105	6,092 	112,000 	SH		SOLE	NONE	SOLE
ENERGIZER HLDGS INC		COM		29266R108	12,612 	167,600 	SH		SOLE	NONE	SOLE
EXPRESS INC			COM		30219E103	7,941	437,042		SH		SOLE	NONE	SOLE
FIFTH & PAC COS INC		COM		316645100	12,056 	1,123,614 	SH		SOLE	NONE	SOLE
HERTZ GLOBAL HOLDINGS INC	COM		42805T105	6,889 	538,167 	SH		SOLE	NONE	SOLE
IMAX CORP			COM		45245E109	1,934 	80,497 		SH		SOLE	NONE	SOLE
JARDEN CORP			COM		471109108	10,589 	252,000 	SH		SOLE	NONE	SOLE
LIBERTY MEDIA CORPORATION	LIB CAP COM A	530322106	2,900 	32,990 		SH		SOLE	NONE	SOLE
LOWES COS INC			COM		548661107	6,200 	218,000 	SH		SOLE	NONE	SOLE
MARRIOTT VACATIONS WRLDWDE C	COM		57164Y107	11,049 	356,636 	SH		SOLE	NONE	SOLE
NATIONAL CINEMEDIA INC		COM		635309107	6,387 	421,039 	SH		SOLE	NONE	SOLE
PANDORA MEDIA INC		COM		698354107	6,250 	575,000 	SH		SOLE	NONE	SOLE
SBA COMMUNICATIONS CORP		COM		78388J106	10,292 	180,400 	SH		SOLE	NONE	SOLE
SIRIUS XM RADIO INC		COM		82967N108	9,918	5,361,000 	SH		SOLE	NONE	SOLE
TESLA MOTORS INC		COM		88160R101	3,004 	96,000 		SH		SOLE	NONE	SOLE
TIVO INC			COM		888706108	9,134 	1,104,500 	SH		SOLE	NONE	SOLE
TUMI HLDGS INC			COM		89969Q104	5,674 	324,200 	SH		SOLE	NONE	SOLE
TYCO INTERNATIONAL LTD		SHS		H89128104	9,766 	184,780 	SH		SOLE	NONE	SOLE
ULTA SALON COSMETCS & FRAG I	COM		90384S303	6,135 	65,700 		SH		SOLE	NONE	SOLE
YAHOO INC			COM		984332106	7,218 	456,000 	SH		SOLE	NONE	SOLE





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